Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Exploration and Evaluation Assets
Schedule of acquisitions of exploration and evaluation assets

	Balance			Reclassification to	Balance
	January 1,	Foreign	Impairment	Held for Sale	December 31,
	2023	Exchange	Reversal	(Note 8)	2023
Iron Creek, USA	$87,693	$(2,059)	$—	$—	$85,634
Total	$87,693	$(2,059)	$—	$—	$85,634

	Balance	Acquisition Costs		Reclassification to	Balance
	January 1,	before impairment	Impairment	Held for Sale	December 31,
	2022	reversal	Reversal	(Note 8)	2022
Iron Creek, USA	$87,661	$32	$—	$—	$87,693
Cobalt Camp, Ontario	—	—	1,338	(1,338)	—
Total	$87,661	$32	$1,338	$(1,338)	$87,693

	Balance	Acquisition	Impairment	Reclassification to	Balance
	January 1, 2021	Costs	Reversal	Held for Sale (Note 8)	December 31, 2021
Iron Creek, USA	$87,420	$241	$—	$—	$87,661
Total	$87,420	$241	$—	$—	$87,661